Derivative Financial Instruments - Summary of debt instruments and DFI (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Interest Rate Swaps [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 400,000
Interest Rate Options [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	(2,500,000)
Debt [member]
Disclosure of detailed information about hedged items [line items]
Notional amount	$ (3,972,777)